John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 16.8%				$181,898,183
(Cost $179,877,483)
U.S. Government 16.4%				177,209,299
U.S. Treasury
Note	3.125	08-31-27	20,000,000	19,623,438
Note	3.875	12-31-27	76,145,000	76,388,893
Note	4.000	07-31-29	21,541,000	21,795,117
Note	4.125	07-31-28	24,600,000	24,920,953
Note	4.250	06-30-29	6,012,000	6,145,391
Note	4.375	08-31-28	13,000,000	13,294,023
Note	4.625	04-30-29	14,500,000	15,041,484
U.S. Government Agency 0.4%				4,688,884
Federal Home Loan Mortgage Corp. Note	5.500	12-16-25	4,690,000	4,688,884
Corporate bonds 68.2%				$740,440,897
(Cost $731,097,752)
Communication services 3.3%				35,398,916
Diversified telecommunication services 0.9%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,867,982
AT&T, Inc.	2.300	06-01-27	3,000,000	2,837,514
C&W Senior Finance, Ltd. (A)	6.875	09-15-27	2,000,000	1,968,918
Iliad Holding SASU (A)	7.000	10-15-28	2,000,000	2,029,710
Entertainment 0.5%
WarnerMedia Holdings, Inc.	3.755	03-15-27	5,400,000	5,173,437
Media 1.2%
CCO Holdings LLC (A)	5.125	05-01-27	2,500,000	2,450,201
Charter Communications Operating LLC	4.908	07-23-25	1,038,000	1,034,577
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	2,000,000	1,828,526
Paramount Global	3.375	02-15-28	1,000,000	934,672
Paramount Global	3.700	06-01-28	3,995,000	3,741,305
Sirius XM Radio, Inc. (A)	5.000	08-01-27	1,500,000	1,466,260
Townsquare Media, Inc. (A)	6.875	02-01-26	2,000,000	1,996,179
Wireless telecommunication services 0.7%
T-Mobile USA, Inc.	3.500	04-15-25	4,665,000	4,615,009
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,454,626
Consumer discretionary 6.1%				66,690,884
Automobiles 2.9%
Ford Motor Credit Company LLC	4.125	08-17-27	4,500,000	4,376,302
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,777,162
Ford Motor Credit Company LLC	5.800	03-05-27	2,000,000	2,030,248
Ford Motor Credit Company LLC	6.800	05-12-28	1,000,000	1,049,116
General Motors Financial Company, Inc.	4.350	04-09-25	2,000,000	1,989,431
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	2,008,889
General Motors Financial Company, Inc.	5.350	07-15-27	3,000,000	3,053,975
Hyundai Capital America (A)	5.250	01-08-27	2,000,000	2,025,422
Hyundai Capital America (A)	5.300	03-19-27	2,000,000	2,029,369
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	2,984,039
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	2,500,000	2,330,189
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	3,000,000	2,848,491
Hotels, restaurants and leisure 2.1%
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,000,000	3,245,607
CEC Entertainment LLC (A)	6.750	05-01-26	3,000,000	2,990,023
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hyatt Hotels Corp.	5.375	04-23-25	2,665,000	$2,664,444
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,549,289
Las Vegas Sands Corp.	5.900	06-01-27	3,000,000	3,062,375
Marriott International, Inc.	5.750	05-01-25	3,610,000	3,628,952
MGM Resorts International	5.750	06-15-25	2,850,000	2,849,626
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,035,588
Household durables 0.7%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,244,749
LG Electronics, Inc. (A)	5.625	04-24-27	2,500,000	2,549,575
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	3,036,153
Specialty retail 0.4%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,918,612
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,800,000	1,413,258
Consumer staples 2.1%				22,392,041
Beverages 0.3%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	2,988,866
Consumer staples distribution and retail 0.3%
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	2,982,905
Food products 1.5%
Coruripe Netherlands BV (A)	10.000	02-10-27	500,000	473,685
JBS USA LUX SA	2.500	01-15-27	6,500,000	6,171,409
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,895,160
NBM US Holdings, Inc. (A)	7.000	05-14-26	5,850,000	5,880,016
Energy 9.9%				107,383,115
Oil, gas and consumable fuels 9.9%
South Bow USA Infrastructure Holdings LLC (A)	4.911	09-01-27	3,000,000	3,006,300
Aker BP ASA (A)	2.000	07-15-26	2,000,000	1,901,597
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,498,934
Buckeye Partners LP (A)	4.125	03-01-25	1,592,000	1,580,084
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	822,340
Continental Resources, Inc.	4.375	01-15-28	7,100,000	6,965,722
Diamondback Energy, Inc.	5.200	04-18-27	5,000,000	5,084,240
Enbridge, Inc.	5.250	04-05-27	3,000,000	3,056,367
Energy Transfer LP	4.750	01-15-26	2,000,000	1,995,474
Energy Transfer LP	5.500	06-01-27	4,000,000	4,078,656
EQM Midstream Partners LP (A)	7.500	06-01-27	3,316,000	3,417,347
Hess Corp.	4.300	04-01-27	4,000,000	3,972,631
Hess Midstream Operations LP (A)	5.625	02-15-26	2,000,000	1,994,521
Leviathan Bond, Ltd. (A)	6.125	06-30-25	3,590,000	3,530,499
MPLX LP	1.750	03-01-26	1,500,000	1,434,104
MPLX LP	4.000	03-15-28	3,000,000	2,941,063
Occidental Petroleum Corp.	5.550	03-15-26	5,500,000	5,545,265
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,975,767
ONEOK, Inc.	5.550	11-01-26	6,000,000	6,112,803
Ovintiv, Inc.	5.650	05-15-25	3,500,000	3,505,328
Parkland Corp. (A)	5.875	07-15-27	4,300,000	4,295,657
Petroleos Mexicanos	6.500	03-13-27	1,250,000	1,204,016
Petroleos Mexicanos	6.875	08-04-26	5,000,000	4,939,411
Pioneer Natural Resources Company	5.100	03-29-26	3,077,000	3,106,458
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,222,000
Southwestern Energy Company	5.700	01-23-25	5,000,000	4,990,135
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	$3,696,995
The Williams Companies, Inc.	3.900	01-15-25	1,650,000	1,641,042
Var Energi ASA (A)	5.000	05-18-27	3,000,000	2,992,120
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,734,483
Venture Global LNG, Inc. (A)	8.125	06-01-28	3,000,000	3,141,756
Financials 22.5%				243,866,735
Banks 14.4%
Bank of America Corp. (1.197% to 10-24-25, then Overnight SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,918,762
Bank of America Corp. (3.384% to 4-2-25, then Overnight SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,956,243
Bank of America Corp.	3.950	04-21-25	12,700,000	12,600,582
Barclays PLC (5.829% to 5-9-26, then Overnight SOFR + 2.210%)	5.829	05-09-27	2,000,000	2,028,163
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,150,843
BPCE SA (A)	5.203	01-18-27	2,000,000	2,026,174
BPCE SA (5.975% to 1-18-26, then Overnight SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	3,037,697
Citigroup, Inc.	3.875	03-26-25	4,000,000	3,969,397
Citizens Bank NA (6.064% to 10-24-24, then Overnight SOFR + 1.450%)	6.064	10-24-25	2,000,000	1,998,751
Credit Agricole SA (A)	4.375	03-17-25	3,000,000	2,979,980
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	3,056,864
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)	6.466	01-09-26	3,302,000	3,313,991
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR Compounded Index + 1.230%)	5.852	10-27-25	5,000,000	4,999,740
HSBC Holdings PLC	4.250	08-18-25	3,500,000	3,471,222
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	2,000,000	1,985,312
JPMorgan Chase & Co. (4.080% to 4-26-25, then Overnight SOFR + 1.320%)	4.080	04-26-26	3,250,000	3,227,935
JPMorgan Chase & Co. (5.546% to 12-15-24, then Overnight SOFR + 1.070%)	5.546	12-15-25	5,000,000	5,000,945
JPMorgan Chase & Co. (5.571% to 4-22-27, then Overnight SOFR + 0.930%)	5.571	04-22-28	15,000,000	15,377,631
KeyBank NA	5.850	11-15-27	2,500,000	2,572,850
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,540,788
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,578,383
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,500,000	2,431,635
Popular, Inc.	7.250	03-13-28	3,250,000	3,404,755
Regions Financial Corp.	2.250	05-18-25	4,500,000	4,404,865
Royal Bank of Canada	4.950	04-25-25	5,000,000	5,000,446
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,319,112
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,972,338
Societe Generale SA (A)	4.351	06-13-25	3,000,000	2,984,583
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,491,386
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%)	4.758	01-26-27	5,000,000	4,992,754
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	2,500,000	2,543,358
The PNC Financial Services Group, Inc. (5.812% to 6-12-25, then Overnight SOFR + 1.322%)	5.812	06-12-26	5,000,000	5,024,247
Truist Financial Corp. (5.900% to 10-28-25, then Overnight SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,050,111
U.S. Bancorp (2.215% to 1-27-27, then Overnight SOFR + 0.730%)	2.215	01-27-28	2,000,000	1,891,988
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,386,764
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	15,000,000	15,406,637
Wells Fargo Bank NA	5.254	12-11-26	2,500,000	2,548,419
Capital markets 4.1%
Ares Capital Corp.	3.250	07-15-25	3,000,000	2,949,056
Blackstone Private Credit Fund	2.350	11-22-24	3,176,000	3,151,164
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Private Credit Fund	2.700	01-15-25	437,000	$431,984
Blackstone Secured Lending Fund	5.875	11-15-27	2,500,000	2,527,425
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%)	5.706	02-08-28	5,000,000	5,083,110
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	2,000,000	1,900,056
Morgan Stanley	3.875	01-27-26	4,500,000	4,451,908
Morgan Stanley (4.679% to 7-17-25, then Overnight SOFR + 1.669%)	4.679	07-17-26	4,000,000	3,982,632
National Securities Clearing Corp. (A)	5.150	05-30-25	3,000,000	3,003,920
State Street Corp. (4.530% to 2-20-28, then Overnight SOFR + 1.018%)	4.530	02-20-29	1,500,000	1,502,404
State Street Corp. (4.857% to 1-26-25, then Overnight SOFR + 0.604%)	4.857	01-26-26	1,316,000	1,313,750
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (B)	3.700	03-20-26	2,000,000	1,925,000
The Charles Schwab Corp.	0.900	03-11-26	3,500,000	3,307,507
The Goldman Sachs Group, Inc.	3.500	04-01-25	3,750,000	3,713,718
The Goldman Sachs Group, Inc.	3.500	11-16-26	1,250,000	1,222,284
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	4,000,000	4,137,253
Consumer finance 1.3%
Ally Financial, Inc.	4.750	06-09-27	2,000,000	1,992,822
Ally Financial, Inc.	5.800	05-01-25	1,600,000	1,603,201
Discover Financial Services	3.950	11-06-24	3,500,000	3,488,701
OneMain Finance Corp.	7.125	03-15-26	1,250,000	1,273,666
Santander UK Group Holdings PLC (6.833% to 11-21-25, then Overnight SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,098,122
Financial services 0.6%
Corebridge Global Funding (A)	4.650	08-20-27	5,000,000	5,022,023
Corebridge Global Funding (A)	5.750	07-02-26	1,500,000	1,530,000
Insurance 1.8%
AEGON Funding Company LLC (A)	5.500	04-16-27	4,000,000	4,042,666
Athene Global Funding (A)	2.500	01-14-25	2,750,000	2,719,873
Athene Global Funding (A)	5.516	03-25-27	3,000,000	3,058,279
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	3,676,295
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,500,000	2,532,559
CNO Global Funding (A)	5.875	06-04-27	1,750,000	1,793,089
GA Global Funding Trust (A)	2.250	01-06-27	2,000,000	1,890,298
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	3.625	07-15-26	2,000,000	1,924,916
Starwood Property Trust, Inc. (A)	4.375	01-15-27	1,000,000	971,403
Health care 3.3%				35,908,857
Biotechnology 0.6%
AbbVie, Inc.	2.950	11-21-26	4,175,000	4,057,751
Amgen, Inc.	2.200	02-21-27	2,500,000	2,371,842
Health care equipment and supplies 0.6%
Baxter International, Inc.	1.915	02-01-27	2,500,000	2,347,129
Solventum Corp. (A)	5.450	02-25-27	3,000,000	3,042,005
Varex Imaging Corp. (A)	7.875	10-15-27	1,705,000	1,727,506
Health care providers and services 0.8%
Centene Corp.	2.450	07-15-28	4,500,000	4,117,274
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	929,449
HCA, Inc.	4.500	02-15-27	1,200,000	1,195,378
HCA, Inc.	5.250	06-15-26	2,000,000	2,006,981
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.809	05-08-27	337,000	345,659
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 1.3%
Organon & Company (A)	4.125	04-30-28	2,500,000	$2,390,046
Royalty Pharma PLC	1.750	09-02-27	1,000,000	922,582
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	5,000,000	4,786,977
Utah Acquisition Sub, Inc.	3.950	06-15-26	5,750,000	5,668,278
Industrials 9.8%				106,918,748
Aerospace and defense 1.3%
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	1,030,725
Rolls-Royce PLC (A)	5.750	10-15-27	4,500,000	4,613,810
The Boeing Company	2.196	02-04-26	5,500,000	5,269,944
The Boeing Company (A)	6.259	05-01-27	3,000,000	3,086,356
Commercial services and supplies 1.3%
Albion Financing 1 SARL (A)	6.125	10-15-26	4,803,000	4,788,667
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,500,000	3,246,034
GFL Environmental, Inc. (A)	4.000	08-01-28	3,000,000	2,859,748
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,787,181
Construction and engineering 0.6%
Quanta Services, Inc.	4.750	08-09-27	5,000,000	5,022,354
Williams Scotsman, Inc. (A)	6.125	06-15-25	1,798,000	1,793,505
Electrical equipment 0.5%
Regal Rexnord Corp.	6.050	02-15-26	3,434,000	3,476,603
Regal Rexnord Corp.	6.050	04-15-28	1,500,000	1,550,013
Ground transportation 0.4%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,800,000	2,735,819
Penske Truck Leasing Company LP (A)	6.050	08-01-28	1,500,000	1,568,848
Passenger airlines 4.3%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	9,142,474
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,260,623	3,240,941
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	255,446	258,910
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	5,051,242	4,859,109
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,115,432	1,057,810
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	628,528	583,414
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	1,276,522	1,248,095
American Airlines 2017-2 Class B Pass Through Trust	3.700	10-15-25	1,966,814	1,929,490
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,282,895	2,153,758
Delta Air Lines, Inc. (A)	4.500	10-20-25	1,248,750	1,243,845
Delta Air Lines, Inc. (A)	4.750	10-20-28	377,220	373,574
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,400,000	3,422,645
Mileage Plus Holdings LLC (A)	6.500	06-20-27	2,400,000	2,422,272
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,999,458	1,947,163
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	944,070	872,200
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	252,674	245,748
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,029,458	5,123,226
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,582,000	1,562,364
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	5,471,968	5,432,840
Professional services 0.4%
Concentrix Corp.	6.650	08-02-26	4,500,000	4,624,700
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,812,334
Air Lease Corp.	2.200	01-15-27	2,000,000	1,890,942
Ashtead Capital, Inc. (A)	4.375	08-15-27	4,700,000	4,641,287
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 2.3%				$25,248,600
Electronic equipment, instruments and components 0.3%
Amphenol Corp.	5.050	04-05-27	3,000,000	3,056,351
IT services 0.7%
CDW LLC	2.670	12-01-26	2,000,000	1,908,064
Gartner, Inc. (A)	4.500	07-01-28	2,000,000	1,964,194
Kyndryl Holdings, Inc.	2.050	10-15-26	4,500,000	4,227,965
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc.	5.050	07-12-27	5,000,000	5,076,559
Micron Technology, Inc.	4.185	02-15-27	2,500,000	2,475,106
Technology hardware, storage and peripherals 0.6%
Dell International LLC	6.020	06-15-26	2,549,000	2,603,398
Xerox Holdings Corp. (A)	5.000	08-15-25	4,000,000	3,936,963
Materials 2.2%				24,421,181
Chemicals 0.8%
Braskem Netherlands Finance BV (A)	4.500	01-10-28	1,000,000	933,567
EIDP, Inc.	4.500	05-15-26	4,000,000	4,004,659
FMC Corp.	5.150	05-18-26	3,500,000	3,521,202
Containers and packaging 0.5%
Can-Pack SA (A)	3.125	11-01-25	935,000	904,536
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	469,000	484,913
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,000,000	2,962,346
Trivium Packaging Finance BV (A)	8.500	08-15-27	1,000,000	998,709
Metals and mining 0.9%
Anglo American Capital PLC (A)	4.875	05-14-25	489,000	487,065
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	3,450,000	3,421,388
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,684,353
Newmont Corp. (A)	5.300	03-15-26	2,000,000	2,018,443
Real estate 3.5%				37,783,015
Diversified REITs 0.1%
Trust Fibra Uno (A)	5.250	01-30-26	1,000,000	995,817
Health care REITs 0.3%
Diversified Healthcare Trust (A)(C)	8.333	01-15-26	3,750,000	3,353,973
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,287,290
Office REITs 0.3%
Boston Properties LP	2.750	10-01-26	1,500,000	1,429,114
Boston Properties LP	3.650	02-01-26	2,000,000	1,955,631
Retail REITs 0.3%
Realty Income Corp.	5.050	01-13-26	2,857,000	2,856,880
Specialized REITs 2.4%
American Tower Corp.	1.600	04-15-26	3,000,000	2,849,916
American Tower Corp.	3.550	07-15-27	3,000,000	2,912,363
Crown Castle, Inc.	2.900	03-15-27	3,000,000	2,876,448
GLP Capital LP	5.250	06-01-25	3,700,000	3,690,523
GLP Capital LP	5.375	04-15-26	1,115,000	1,115,727
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,902,156
SBA Tower Trust (A)	2.836	01-15-25	1,200,000	1,187,787
VICI Properties LP (A)	3.500	02-15-25	3,000,000	2,966,348
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,454,396
VICI Properties LP (A)	4.250	12-01-26	4,000,000	3,948,646
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Utilities 3.2%				$34,428,805
Electric utilities 2.2%
American Electric Power Company, Inc.	5.699	08-15-25	5,000,000	5,031,931
Duke Energy Corp.	5.000	12-08-25	2,000,000	2,007,839
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,000,000	2,006,560
Eversource Energy	4.750	05-15-26	3,000,000	3,000,984
FirstEnergy Corp.	2.050	03-01-25	2,000,000	1,963,940
FirstEnergy Corp.	3.900	07-15-27	4,000,000	3,923,836
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	6,032,542
Independent power and renewable electricity producers 0.7%
Vistra Operations Company LLC (A)	5.000	07-31-27	3,975,000	3,934,438
Vistra Operations Company LLC (A)	5.125	05-13-25	3,500,000	3,482,553
Multi-utilities 0.3%

Sempra	5.400	08-01-26	3,000,000	3,044,182

Term loans (D) 0.2%				$2,135,272
(Cost $2,120,331)
Consumer discretionary 0.1%				1,130,272
Hotels, restaurants and leisure 0.1%
Caesars Entertainment, Inc., Incremental Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.997	02-06-31	1,132,163	1,130,272
Consumer staples 0.1%				1,005,000
Food products 0.1%

Fiesta Purchaser, Inc., Initial Term Loan (1 month CME Term SOFR + 4.000%)	9.247	02-12-31	1,000,000	1,005,000

Collateralized mortgage obligations 1.3%				$14,318,672
(Cost $15,295,235)
Commercial and residential 1.1%				11,884,154
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	753,711	744,510
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49	80,785	78,657
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	602,148	578,087
COLT Mortgage Loan Trust
Series 2020-3, Class A1 (A)(E)	1.506	04-27-65	57,806	55,350
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	780,665	744,024
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(F)	7.028	05-15-41	3,000,000	2,993,438
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(F)	6.551	03-15-38	1,594,200	1,550,009
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	183,600	172,520
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(E)	2.275	02-25-50	6,424	6,114
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	2,100,000	2,123,493
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(E)	3.750	05-25-58	30,380	29,619
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	92,910	87,451
Series 2021-SJ2, Class A1A (A)(E)	2.250	03-25-59	760,902	731,719
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(F)	7.551	04-15-60	3,000,000	1,989,163
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.2%				$2,434,518
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(F)	6.849	10-25-41	2,425,000	2,434,518

Asset backed securities 12.2%				$132,654,363
(Cost $131,616,555)
Asset backed securities 12.2%				132,654,363
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,637,314	1,634,303
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	2,933,720
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (A)	2.300	11-22-27	4,000,000	3,959,088
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 (A)	5.300	06-21-28	506,666	507,409
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2 (A)	6.090	12-20-29	2,222,459	2,247,703
ARI Fleet Lease Trust
Series 2024-B, Class A3 (A)	5.260	04-15-33	1,000,000	1,022,643
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,558,243
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	1,182,941	1,144,186
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (30 day Average SOFR + 0.750%) (A)(F)	6.099	01-25-70	677,117	674,880
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	1,724,439	1,699,203
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,483,465	3,245,819
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,148,082	3,026,694
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,884,895	1,755,288
Series 2022-1A, Class A1 (A)	5.970	08-15-62	4,885,652	4,889,496
Chase Auto Credit Linked Notes
Series 2021-2, Class B (A)	0.889	12-26-28	70,865	70,392
Series 2021-3, Class D (A)	1.009	02-26-29	175,981	173,106
Chesapeake Funding II LLC
Series 2023-1A, Class A1 (A)	5.650	05-15-35	1,848,480	1,859,951
Series 2024-1A, Class A1 (A)	5.520	05-15-36	1,162,672	1,174,125
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,859,038	2,628,150
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	2,142,125	2,122,894
Series 2022-C, Class A3	5.150	04-17-28	2,000,000	2,012,563
Crossroads Asset Trust
Series 2021-A, Class D (A)	2.520	01-20-26	419,828	418,378
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	619,905	601,791
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,551,433
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	765,887
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month CME Term SOFR + 2.362%) (A)(F)	7.663	01-15-35	3,000,000	3,000,636
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(F)	6.463	07-25-69	240,777	240,483
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	249,572	241,540
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 (A)	5.560	04-22-30	993,048	999,015
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1 (A)	4.920	05-15-28	2,500,000	2,513,572
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 (A)	5.340	06-15-28	1,920,000	$1,945,845
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month CME Term SOFR + 1.962%) (A)(F)	7.246	01-25-32	3,000,000	3,003,264
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	2,026,815
Series 2023-1, Class A3 (A)	5.150	07-15-27	2,500,000	2,515,043
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,167,000	1,121,478
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	1,550,374	1,588,029
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	953,000	896,842
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	4,000,000	4,015,805
Series 2024-A, Class A3	4.990	02-15-29	2,750,000	2,783,025
John Deere Owner Trust
Series 2022-C, Class A3	5.090	06-15-27	1,903,912	1,905,711
Series 2024-A, Class A3	4.960	11-15-28	2,700,000	2,732,985
Libra Solutions LLC
Series 2023-1A, Class A (A)	7.000	02-15-35	697,227	697,180
MMAF Equipment Finance LLC
Series 2022-B, Class A3 (A)	5.610	07-10-28	3,536,513	3,540,634
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	1,242,169	1,222,778
Series 2022-2A, Class A (A)	6.110	10-21-41	943,977	960,078
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) (A)(F)	7.051	10-15-31	72,747	72,937
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month CME Term SOFR + 2.162%) (A)(F)	7.463	07-15-34	500,000	501,090
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,000,000	1,779,216
NMEF Funding LLC
Series 2022-B, Class A2 (A)	6.070	06-15-29	523,773	526,171
PFS Financing Corp.
Series 2022-C, Class A (A)	3.890	05-15-27	5,500,000	5,449,471
Series 2023-A, Class B (A)	6.330	03-15-28	2,000,000	2,028,396
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	4,039,800
Progress Residential Trust
Series 2021-SFR2, Class B (A)	1.796	04-19-38	5,000,000	4,741,552
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (A)	1.833	12-15-31	56,302	56,006
SCF Equipment Leasing LLC
Series 2022-1A, Class A3 (A)	2.920	07-20-29	2,080,296	2,057,283
Series 2022-2A, Class A3 (A)	6.500	10-21-30	4,000,000	4,047,253
SEB Funding LLC
Series 2021-1A, Class A2 (A)	4.969	01-30-52	2,992,500	2,909,578
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	1,871,447	1,888,658
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(F)	6.201	10-15-35	152,900	152,658
STAR Trust
Series 2021-SFR1, Class A (1 month CME Term SOFR + 0.714%) (A)(F)	6.051	04-17-38	2,810,667	2,790,863
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,582,031	1,575,694
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(E)	0.918	02-25-63	359,899	347,435
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	4,000,000	4,022,682
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,335,417	3,059,669
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
U.S. Bank Auto Credit Linked Notes
Series 2023-1, Class B (A)	6.789	08-25-32	666,938	$673,559
Verizon Master Trust Series
Series 2024-4, Class A1A	5.210	06-20-29	3,000,000	3,036,060
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 (A)	5.490	02-18-39	2,846,000	2,874,424
Willis Engine Structured Trust V
Series 2020-A, Class C (A)	6.657	03-15-45	425,587	395,805

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.3%				$2,998,297
(Cost $2,999,140)
U.S. Government Agency 0.3%				2,998,297
Federal Home Loan Bank Discount Note	5.160	09-03-24	3,000,000	2,998,297

Total investments (Cost $1,063,006,496) 99.0%	$1,074,445,684
Other assets and liabilities, net 1.0%	10,322,993
Total net assets 100.0%	$1,084,768,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $370,655,054 or 34.2% of the fund’s net assets as of 8-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-24:
United States	85.6%
Canada	3.3%
United Kingdom	2.6%
France	1.2%
Luxembourg	1.0%
Other countries	6.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2024, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
12	|